Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Calculation of Basic and Diluted EPS
Basic EPS
The calculation of basic EPS is as follows:

Continuing operations	2022	2021	2020
Earnings[1] (£m)	682.7	637.7	(2,971.6)
Weighted average shares used in basic EPS calculation (m)	1,097.9	1,194.1	1,223.0
EPS	62.2p	53.4p	(243.0p)
Discontinued operations	2022	2021	2020
Earnings[1] (£m)	—	—	6.5
Weighted average shares used in basic EPS calculation (m)	—	—	1,223.0
EPS	—	—	0.5p
Continuing and discontinued operations	2022	2021	2020
Earnings[1] (£m)	682.7	637.7	(2,965.1)
Weighted average shares used in basic EPS calculation (m)	1,097.9	1,194.1	1,223.0
EPS	62.2p	53.4p	(242.5p)
Note
[1]Earnings is equivalent to profit/(loss) for the year attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follows:

Continuing operations	2022		2021		2020
Diluted earnings (£m)	682.7		637.7		(2,971.6)
Weighted average shares used in diluted EPS calculation (m)[1]	1,116.4		1,215.3		1,223.0
Diluted EPS	61.2	p	52.5	p	(243.0	p)
Discontinued operations	2022		2021		2020
Diluted earnings (£m)	—		—		6.5
Weighted average shares used in diluted EPS calculation (m)[1]	—		—		1,223.0
Diluted EPS	—	p	—	p	0.5	p
Continuing and discontinued operations	2022		2021		2020
Diluted earnings (£m)	682.7		637.7		(2,965.1)
Weighted average shares used in diluted EPS calculation (m)[1]	1,116.4		1,215.3		1,223.0
Diluted EPS	61.2	p	52.5	p	(242.5	p)
Note
1The weighted average shares used in the basic EPS calculation for 2020 have also been used for diluted EPS due to the anti-dilutive effect of the weighted average shares calculated for the diluted EPS calculation.
Reconciliation Between Shares Used in Calculating Basic and Diluted EPS	A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2022	2021	2020
	m	m	m
Weighted average shares used in basic EPS calculation	1,097.9	1,194.1	1,223.0
Dilutive share options outstanding	0.7	1.3	—
Other potentially issuable shares	17.8	19.9	13.0
Weighted average shares used in diluted EPS calculation	1,116.4	1,215.3	1,236.0